Securities Sold Under Repurchase Agreements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Securities sold under repurchase agreements	$ 864	$ 736
Maximum amounts of outstanding repurchase agreements	1,843	2,070
Average daily balance outstanding	$ 1,382	$ 1,214
Weighted average interest rate on outstanding balance (as a percent)	1.47%	0.25%